UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

     Washington, D.C. 20549

FORM 24F-2

Annual Notice of Securities Sold

Pursuant to Rule 24f-2

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1.           Name and address of issuer:

Met Investors Series Trust

One Financial Center

Boston, MA 02111

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2.           The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3.           Investment Company Act File Number:  811-10183

           Securities Act File Number:  333-48456

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4(a). Last day of fiscal year for which this Form is filed:  December 31, 2014

4(b). [  ] Check box if this Form is being filed late (i.e., more than

      90 calendar days after the end of the issuer's fiscal year).

      (See Instruction A.2)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

4(c). [  ] Check box if this is the last time the issuer will be filing this

      Form.

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5. Calculation of registration fee:

(i)    Aggregate sale price of securities sold during the

       fiscal year pursuant to section 24(f):                                                                                           $130,709,208

(ii)   Aggregate price of securities redeemed or

       repurchased during the fiscal year:                                                                                           $138,943,321

(iii)           Aggregate price of securities redeemed or repurchased

during any prior fiscal yearending no earlier than

        October 11, 1995 that were not previously used

to reduce registration fees payable to the Commission: $0

(iv)   Total available redemption credits

[add Items 5(ii) and 5(iii)]:                                                                                      $138,943,321

(v)    Net sales -- if Item 5(i) is greater than Item

5(iv) [subtract Item 5(iv) from Item 5(i)]:                                                                                      $0

(vi)   Redemption credits available for use in                                                                                             $8,234,113

future years -- if Item 5(i) is less than

Item 5(iv) [subtract Item 5(iv) from Item

5(i)]:

(vii)           Multiplier for determining registration fee

(See Instruction C.9):                                                                           x           0.0001162

(viii) Registration fee due [multiply Item 5(v) by

Item 5(vii)] (enter "0" if no fee is due):                                                                           =           $0.00

6. Prepaid Shares

   If the response to Item 5(i) was determined by deducting

   an amount of securities that were registered under the Securities

   Act of 1933 pursuant to rule 24e-2 as in effect before

   October 11, 1997, then report the amount of securities

   (number of shares or other units) deducted here: __________.

   If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the

   fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:

7. Interest due -- if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see Instruction D):

= $0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

= $0

9. Date the registration fee and any interest payment was sent to the

   Commission's lockbox depository:                                                                n/a

   Method of Delivery: none

   [   ]   Wire Transfer

   [   ]   Mail or other means

SIGNATURES

   This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

   By (Signature and Title)                                                      By:                      /s/ Terrence Santry

Terrence Santry

Assistant Treasurer

Date: March 24, 2015